Income Taxes (Schedule Of Provision/(Benefit) For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current federal income tax provision/(benefit)									$ 0.1	$ 1.5	$ 1.1
Deferred federal income tax provision									18.9	9.5	18.6
Total federal income tax provision									19.0	11.0	19.7
Current state and local income tax provision									6.0	16.1	10.8
Deferred state and local income tax provision/(benefit)									1.0	(2.1)	1.0
Total state and local income tax provision									7.0	14.0	11.8
Total foreign income tax provision									66.5	108.8	127.1
Total provision/(benefit) for income taxes	28.6	13.2	29.3	12.8	37.0	2.7	38.5	38.5	92.5	133.8	158.6
Continuing operations									83.9	116.7	157.0
Discontinued operation									8.6	17.1	1.6
CIT Group Inc. [Member]
Total provision/(benefit) for income taxes									$ 367.9	$ 482.2	$ 656.6